Note 16 - Commitments and Contingencies - Future Minimum Lease Payments Under Capital Leases (Details) $ in Thousands	Mar. 31, 2018 USD ($)
2019	$ 64
2020	45
2021	23
Total	132
Principal [Member]
2019	52
2020	40
2021	22
Total	114
Interest [Member]
2019	12
2020	5
2021	1
Total	$ 18